Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS - 73.3%	Shares	Value
Fixed Income - 73.3%
BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF (Cost $222,983,851)	4,438,015	$ 223,454,056

MONEY MARKET FUNDS - 8.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (a) (Cost $25,146,614)	25,146,614	$ 25,146,614

Investments at Value - 81.6% (Cost $248,130,465)		$ 248,600,670

Other Assets in Excess of Liabilities - 18.4%		56,047,840

Net Assets - 100.0%		$ 304,648,510

(a)	The rate shown is the 7-day effective yield as of February 28, 2026.

Q3 ALL-SEASON TACTICAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS - 50.8%	Shares	Value
Fixed Income - 50.8%
BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF (Cost $10,043,632)	200,000	$ 10,070,000

MONEY MARKET FUNDS - 19.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (a) (Cost $3,906,286)	3,906,286	$ 3,906,286

Investments at Value - 70.5% (Cost $13,949,918)		$ 13,976,286

Other Assets in Excess of Liabilities - 29.5%		5,859,707

Net Assets - 100.0%		$ 19,835,993

(a)	The rate shown is the 7-day effective yield as of February 28, 2026.

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation
Index Futures
NASDAQ 100 E-Mini Futures	39	3/20/2026	$ 19,503,705	$ 79,606

The average monthly notional value of futures contracts during the three months ended February 28, 2026 was $22,689,240.